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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02704

                          Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2009 through June 30, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Tax
Free Income Fund

--------------------------------------------------------------------------------
Semiannual Report | June 30, 2009
--------------------------------------------------------------------------------


Ticker Symbols:
Class A   MOMTX
Class B   PBMTX
Class C   PCMTX
Class Y   PYMTX




[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              6
Prices and Distributions                                                       7
Performance Update                                                             8
Comparing Ongoing Fund Expenses                                               12
Schedule of Investments                                                       14
Financial Statements                                                          26
Notes to Financial Statements                                                 34
Trustees, Officers and Service Providers                                      40


                 Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                 Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    3

Portfolio Management Discussion | 6/30/09

During the six-month period ended June 30, 2009, the municipal bond market and Pioneer Tax Free Income Fund began to recover from the turbulence of 2008. In the following interview, David Eurkus, the Fund's lead portfolio manager, discusses some of the factors that had an impact on the municipal bond market and the Fund during the semiannual period ended June 30, 2009.

Q  How did the Fund perform over the six months ended June 30, 2009?

A For the six-month period ended June 30, 2009, Pioneer Tax Free Income Fund's Class A shares returned 16.56% at net asset value, while the Fund's benchmark, the Barclays Capital (formerly Lehman Brothers) Municipal Bond Index, returned 6.42%. Over the same period, the average return of the 884 funds in Lipper's General Municipal Debt Funds category was 8.84%. Lipper Analytical Services, Inc. is an independent monitor of mutual fund performance. The fund's Class A shares generated a 30-day SEC tax-free yield of 5.89% on June 30, 2009. That translates into a taxable equivalent yield of 9.06%, based on the maximum federal income tax rate of 35%. At
   June 30, 2009, the Fund held 171 issues in 39 states, and the average credit quality of the portfolio was A-.

Q What was the investment environment like during the six months ended June 30, 2009?

A Over the past six months, the municipal bond market made a dramatic recovery from the turmoil of 2008, when yields on municipal bonds reached historic highs relative to Treasuries, liquidity evaporated, new issuance came to a halt, and financial institutions and individuals liquidated their municipal bond holdings for the safety of the Treasury market. In the past several months, new issuance of municipal debt improved and demand increased, as traditional and non-traditional investors took advantage of high tax-free yields. As municipal bond prices rose, yields and ratios relative to Treasuries returned to more normal levels.

Q What factors most affected the Fund's performance during the six months ended June 30, 2009?

A Our decision to maintain the Fund's investments during the steep sell-off in 2008 benefited performance, as some of the sectors and credits that declined the most during that down period showed the most dramatic reversals to the upside over the six months ended June 30, 2009. Louisville & Jefferson County Health Care System and Indiana Health Care Authority are two examples. The Fund emphasized sectors that underpin the U.S. economy.
   At 36% of net assets, health care was the biggest position in the Fund, and that


4    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09
   sector improved the most over the semiannual period ended June 30, 2009. The Fund also favored investments in the education, housing, pollution control and transportation sectors. In a declining interest-rate environment, the Fund's relatively long duration also was supportive of performance. (Duration is a measure of a bond's price volatility as a result of changes in interest rates.) During the six months ended June 30, 2009, interest rates on tax-exempt securities declined, and bond prices rose substantially.

Q  What is your outlook?

A As we look ahead, we believe the municipal market will continue to be attractive for the rest of 2009 and beyond. The value of the market relative to Treasuries and the improving economy should continue to provide a robust environment for municipals. Additionally, we believe that the new "Build America Bonds," which are taxable municipal debt subsidized by the U.S. Treasury, will enhance the attractiveness of the tax-exempt market at a time when yields are relatively high. The Build America Bond program is likely to result in a large amount of new issuance of taxable municipal bonds and a reduction in the issuance of tax-exempt municipal bonds. Because we believe tax rates are likely to rise over the longer term, we expect to see an increase in demand for tax-exempt municipal bonds; we feel that this supply/demand dynamic should increase the value of tax-exempt municipal bonds over time.




Please refer to the Schedule of Investments on pages 14-25 for a full listing of Fund securities.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. A portion of income may be subject to local, state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making them more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


                 Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    5

Portfolio Summary | 6/30/09

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio based on S&P ratings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

AAA                                      7.7%
AA                                      12.6%
A                                       26.3%
BBB                                     35.1%
BB & Lower                              18.3%


Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

0-1 year                                0.4%
1-3 years                               5.4%
3-6 years                              11.2%
6-8 years                               6.4%
8-10 years                             16.2%
10+ years                              60.4%


10 Largest Holdings*
---------------------------------------------------------------------------------------------------------
(As a percentage of debt holdings)
    1.    Tampa-Hillsborough County Florida, 4.0%, 7/1/34                                           3.15%
---------------------------------------------------------------------------------------------------------
    2.    Philadelphia Pennsylvania Hospital, 5.0%, 7/1/34                                          2.53
---------------------------------------------------------------------------------------------------------
    3.    Tobacco Settlement Authority Washington, 6.625%, 6/1/32                                   2.31
---------------------------------------------------------------------------------------------------------
    4.    District of Columbia Tobacco Settlement Finance Corp., 6.75%, 5/15/40                     2.18
---------------------------------------------------------------------------------------------------------
    5.    Golden State Tobacco Security Corp. California, 5.125%, 6/1/47                            2.08
---------------------------------------------------------------------------------------------------------
    6.    Louisiana Public Facilities Authority, 5.5%, 5/15/47                                      2.04
---------------------------------------------------------------------------------------------------------
    7.    Dallas-Fort Worth Texas International Airport, 6.0%, 11/1/14                              1.99
---------------------------------------------------------------------------------------------------------
    8.    Lowndes County Mississippi Solid Waste Disposal & Pollution Control Revenue, 6.8%,
          4/1/22                                                                                    1.95
---------------------------------------------------------------------------------------------------------
    9.    Phoenix Arizona Civic Import Corp., Floating Rate Note, 7/1/43                            1.93
---------------------------------------------------------------------------------------------------------
   10.    Indiana Health & Educational Facility Authority, 5.0%, 2/15/39                            1.81
---------------------------------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative investments. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


6    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

Prices and Distributions | 6/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                          6/30/09                       12/31/08
--------------------------------------------------------------------------------
       A                             $ 9.30                        $ 8.22
--------------------------------------------------------------------------------
       B                             $ 9.25                        $ 8.17
--------------------------------------------------------------------------------
       C                             $ 9.17                        $ 8.11
--------------------------------------------------------------------------------
       Y                             $ 9.27                        $ 8.20
--------------------------------------------------------------------------------

Distributions per Share: 1/1/09-6/30/09
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $ 0.2680              $ --              $ --
--------------------------------------------------------------------------------
       B            $ 0.2295              $ --              $ --
--------------------------------------------------------------------------------
       C            $ 0.2306              $ --              $ --
--------------------------------------------------------------------------------
       Y            $ 0.2811              $ --              $ --
--------------------------------------------------------------------------------



                 Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    7

Performance Update | 6/30/09                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund at public offering price, compared to that of the Barclays Capital Municipal Bond Index.


                   Average Annual Total Returns
                      (As of June 30, 2009)
--------------------------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
--------------------------------------------------------------------------------
 10 Years                                2.83%           2.36%
 5 Years                                 0.86           -0.07
 1 Year                                 -6.27          -10.53
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                        Gross           Net
--------------------------------------------------------------------------------
                                         0.92%           0.89%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                           Pioneer                  Barclays
                           Tax Free                 Capital Municipal
                           Income Fund              Bond Index
6/99                           9550                     10000
                               9738                     10325
6/01                          10688                     11356
                              11257                     12141
6/03                          11915                     13203
                              12100                     13303
6/05                          13402                     14398
                              13477                     14526
6/07                          13952                     15208
                              13472                     15699
6/09                          12627                     16292

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 11/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


8    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

Performance Update | 6/30/09                           Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Barclays Capital Municipal Bond Index.


                  Average Annual Total Returns
                     (As of June 30, 2009)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                  2.06%         2.06%
 5 Years                                   0.13          0.13
 1 Year                                   -6.73        -10.28
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                           1.69%         1.69%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment


                           Pioneer                  Barclays
                           Tax Free                 Capital Municipal
                           Income Fund              Bond Index
6/99                         10000                     10000
                             10112                     10325
6/01                         11010                     11356
                             11506                     12141
6/03                         12085                     13203
                             12181                     13303
6/05                         13385                     14398
                             13346                     14526
6/07                         13729                     15208
                             13143                     15699
6/09                         12258                     16292

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                 Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    9

Performance Update | 6/30/09                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Barclays Capital Municipal Bond Index.


                  Average Annual Total Returns
                     (As of June 30, 2009)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                  2.07%         2.07%
 5 Years                                   0.13          0.13
 1 Year                                   -6.88         -6.88
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                           1.66%         1.66%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment


                           Pioneer                  Barclays
                           Tax Free                 Capital Municipal
                           Income Fund              Bond Index
6/99                         10000                     10000
                             10110                     10325
6/01                         11007                     11356
                             11512                     12141
6/03                         12098                     13203
                             12197                     13303
6/05                         13412                     14398
                             13382                     14526
6/07                         13762                     15208
                             13183                     15699
6/09                         12277                     16292

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

Performance Update | 6/30/09                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Barclays Capital Municipal Bond Index.


                  Average Annual Total Returns
                     (As of June 30, 2009)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                  3.05%         3.05%
 5 Years                                   1.24          1.24
 1 Year                                   -5.74         -5.74
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated May 1, 2009)
--------------------------------------------------------------------------------
                                         Gross           Net
--------------------------------------------------------------------------------
                                           0.57%         0.57%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment


                           Pioneer                  Barclays
                           Tax Free                 Capital Municipal
                           Income Fund              Bond Index
6/99                         10000                     10000
                             10195                     10325
6/01                         11190                     11356
                             11786                     12141
6/03                         12469                     13203
                             12698                     13303
6/05                         14117                     14398
                             14243                     14526
6/07                         14796                     15208
                             14325                     15699
6/09                         13504                     16292


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Barclays Capital Municipal Bond Index is a broad measure of the municipal bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    11

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Income Fund

Based on actual returns from January 1, 2009 through June 30, 2009.


--------------------------------------------------------------------------------------
 Share Class                 A                B                C                Y
--------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 1/1/09
--------------------------------------------------------------------------------------
 Ending Account          $ 1,165.60       $ 1,161.60       $ 1,160.50       $ 1,166.50
 Value on 6/30/09
--------------------------------------------------------------------------------------
 Expenses Paid           $     4.78       $     9.38       $     9.21       $     3.17
 During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, 1.75%, 1.72%, and 0.59% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


12    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2009 through June 30, 2009.


--------------------------------------------------------------------------------------
 Share Class                 A                B                C                Y
--------------------------------------------------------------------------------------
 Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 1/1/09
--------------------------------------------------------------------------------------
 Ending Account          $ 1,020.38       $ 1,016.12       $ 1,016.27       $ 1,021.87
 Value on 6/30/09
--------------------------------------------------------------------------------------
 Expenses Paid           $     4.46       $     8.75       $     8.60       $     2.96
 During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.89%, 1.75%, 1.72%, and 0.59% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    13

Schedule of Investments | 6/30/09 (unaudited)


-------------------------------------------------------------------------------------------------
            Floating     S&P/Moody's
            Rate (b)     Ratings
 Shares     (unaudited)  (unaudited)                                                 Value
-------------------------------------------------------------------------------------------------
                                      COMMON STOCK -- 0.3%
                                      Transportation -- 0.3%
                                      Airlines -- 0.3%
  208,320                             Delta Air Lines, Inc.*                         $  1,206,173
-------------------------------------------------------------------------------------------------
                                      TOTAL COMMON STOCK
                                      (Cost $4,839,466)                              $  1,206,173
-------------------------------------------------------------------------------------------------
Principal
Amount
-------------------------------------------------------------------------------------------------
                                      MUNICIPAL BONDS -- 98.7%
                                      Alabama -- 1.1%
$ 5,000,000                  NR/NR    Huntsville-Redstone VLG Alabama,
                                      5.5%, 1/1/43                                   $  3,215,000
  1,500,000                  NR/NR    Sylacauga Alabama Health Care Authority,
                                      6.0%, 8/1/35                                      1,009,860
                                                                                     ------------
                                                                                     $  4,224,860
-------------------------------------------------------------------------------------------------
                                      Arizona -- 5.9%
 10,000,000                  AA/A1    Phoenix Arizona Civic Import Corp., Floating
                                      Rate Note, 7/1/43                              $  7,520,900
  4,000,000                  AA/A1    Phoenix Arizona Civic Import Corp. District
                                      Revenue, 0.0%, 7/1/25                             3,358,320
  8,005,000                  AA/A1    Phoenix Arizona Civic Import Corp. District
                                      Revenue; 0.0%, 7/1/26                             6,657,278
    530,000                NR/Baa3    Pima County Arizona Industrial, 6.375%,
                                      7/1/31                                              375,123
    969,000                NR/Baa3    Pima County Arizona Industrial Development
                                      Authority, 6.75%, 7/1/31                            720,316
  5,000,000                 AA/Aa2    Pima County Arizona Development Authority,
                                      5.0%, 9/1/39                                      4,668,300
                                                                                     ------------
                                                                                     $ 23,300,237
-------------------------------------------------------------------------------------------------
                                      California -- 6.8%
  1,000,000                   A/A2    California Health Facilities Financing,
                                      5.25%, 7/1/23                                  $    958,850
  1,470,000                NR/Baa1    California Municipal Finance Authority,
                                      5.875%, 10/1/34                                   1,336,333
  1,000,000                   A/A2    California State, 4.25%, 8/1/33                     718,410
  5,000,000                   A/NR    California Statewide Communities Development
                                      Authority, 5.0%, 3/1/30                           4,208,300
  4,875,000                NR/Baa2    California Statewide Communities Development
                                      Authority, 5.0%, 5/15/30                          3,844,376
  5,125,000                NR/Baa2    California Statewide Communities Development
                                      Authority, 5.0%, 5/15/38                          3,820,893
  1,000,000                 NR/Aa3    Franklin-McKinley California School District,
                                      6.0%, 7/1/16                                      1,162,160

The accompanying notes are an integral part of these financial statements.

14    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

--------------------------------------------------------------------------------------------------------
                Floating       S&P/Moody's
Principal       Rate (b)       Ratings
Amount          (unaudited)    (unaudited)                                                  Value
--------------------------------------------------------------------------------------------------------
                                           California -- (continued)
$ 15,000,000                   BBB/Baa3    Golden State Tobacco Security Corp. California,
                                           5.125%, 6/1/47                                   $  8,084,400
   1,175,000                      NR/A1    Lucia Mar University School District,
                                           0.0%, 8/1/20                                          628,989
   1,505,000                       A/A2    Santa Maria California Joint, 0.0%, 8/1/27            456,331
   3,600,000                      A+/A1    Saugus California University School District
                                           0.0%, 8/1/23                                        1,505,700
                                                                                            ------------
                                                                                            $ 26,724,742
--------------------------------------------------------------------------------------------------------
                                           Colorado -- 1.9%
   3,000,000                      NR/NR    Colorado Educational & Cultural Facilities
                                           Authority, 5.5%, 6/1/37                          $  1,956,630
   2,750,000                      A+/A1    Colorado Health Facilities Revenue,
                                           5.25%, 11/15/35                                     2,501,978
   2,500,000                      A-/A3    Colorado Health Facilities Revenue,
                                           5.25%, 6/1/36                                       2,150,150
      30,000                     NR/Aa2    Colorado Housing Finance Authority, Series B-3,
                                           6.55%, 5/1/25                                          31,102
  10,000,000                     A/Baa1    E-470 Public Highway Authority Colorado,
                                           0.0%, 9/1/37                                        1,014,000
                                                                                            ------------
                                                                                            $  7,653,860
--------------------------------------------------------------------------------------------------------
                                           Connecticut -- 0.9%
   1,000,000                    BBB-/NR    Connecticut State Health & Education,
                                           5.5%, 7/1/17                                     $    988,550
   2,470,000                      B+/NR    Mohegan Tribe Indians Connecticut,
                                           6.25%, 1/1/31 (144A)                                1,594,731
   1,500,000                      B+/NR    Mohegan Tribe Indians Connecticut,
                                           5.25%, 1/1/33                                         893,295
                                                                                            ------------
                                                                                            $  3,476,576
--------------------------------------------------------------------------------------------------------
                                           District of Columbia -- 2.2%
  10,000,000                   BBB/Baa3    District of Columbia Tobacco Settlement
                                           Financing Corp., 6.75%, 5/15/40                  $  8,490,400
                                                                                            ------------
                                                                                            $  8,490,400
--------------------------------------------------------------------------------------------------------
                                           Florida -- 6.6%
   2,500,000                      A-/A2    County of Miami-Dade, 5.5%, 10/1/41              $  2,356,250
   1,000,000                    BBB/Aa3    Dade County Florida General, 7.7%, 10/1/12          1,168,260
     500,000                      A-/NR    Halifax Hospital Medical Center Florida,
                                           5.375%, 6/1/46                                        394,455
     970,000                      A+/A1    Highlands County Health, 5.0%, 11/15/24               917,154
   5,435,000                      BB/NR    Lee County Florida Industrial Development
                                           Authority, 4.75%, 6/15/14                           4,733,450
   2,000,000                      BB/NR    Lee County Florida Industrial Development
                                           Authority, 5.375%, 6/15/37                          1,148,280

The accompanying notes are an integral part of these financial statements.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    15

-----------------------------------------------------------------------------------------------------
              Floating       S&P/Moody's
Principal     Rate (b)       Ratings
Amount        (unaudited)    (unaudited)                                                 Value
-----------------------------------------------------------------------------------------------------
                                        Florida -- (continued)
$  540,000                     NR/NR    Madison County Florida Revenue,
                                        6.0%, 7/1/25                                     $    392,839
 2,025,000                     BB/NR    Miami Beach Florida Health Facilities,
                                        5.375%, 11/15/28                                    1,253,637
   500,000                    BB/Ba2    Miami Beach Health Facilities Authority,
                                        6.7%, 11/15/19                                        430,355
 1,400,000                     NR/NR    Orange County Health Facilities, 5.5%, 7/1/38         882,252
16,205,000                     A-/A3    Tampa-Hillsborough County Florida,
                                        4.0%, 7/1/34                                       12,257,786
                                                                                         ------------
                                                                                         $ 25,934,718
-----------------------------------------------------------------------------------------------------
                                        Georgia -- 0.8%
 4,000,000                     NR/A2    Houston County Georgia Hospital Authority
                                        Revenue, 5.0%, 10/1/42                           $  3,128,600
                                                                                         ------------
                                                                                         $  3,128,600
-----------------------------------------------------------------------------------------------------
                                        Iowa -- 0.6%
   500,000                   BBB+/NR    Altoona Iowa Urban Renewal Tax,
                                        5.625%, 6/1/23                                   $    493,570
 4,000,000                     NR/NR    Iowa Finance Authority Senior Housing,
                                        5.625%, 12/1/45                                     1,804,280
                                                                                         ------------
                                                                                         $  2,297,850
-----------------------------------------------------------------------------------------------------
                                        Idaho -- 0.6%
 2,530,000                    NR/Aa3    Idaho Housing & Finance Association,
                                        5.65%, 7/1/26                                    $  2,535,743
                                                                                         ------------
                                                                                         $  2,535,743
-----------------------------------------------------------------------------------------------------
                                        Illinois -- 5.2%
 4,000,000                   NR/Caa2    Chicago Illinois O'Hare International Airport,
                                        5.5%, 12/1/30                                    $  1,820,280
   130,000                    NR/Aaa    Chicago Illinois Single Family Mortgage,
                                        6.45%, 9/1/29                                         132,590
 4,580,000                     NR/A3    Illinois Development Finance Authority Revenue,
                                        5.25%, 10/1/24                                      4,536,948
 5,000,000                   NR/Baa2    Illinois Finance Authority, 5.0%, 4/1/31            3,804,100
 5,000,000                   NR/Baa2    Illinois Finance Authority, 5.0%, 4/1/36            3,650,900
 4,000,000                    BBB/NR    Illinois Finance Authority, 5.5%, 8/15/30           3,237,520
20,000,000    0.0             AAA/A2    Metropolitan Pier & Exposition Authority
                                        Illinois Dedicated State Tax, Floating Rate
                                        Note, 6/15/39                                       3,074,000
                                                                                         ------------
                                                                                         $ 20,256,338
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

--------------------------------------------------------------------------------------------------------
              Floating       S&P/Moody's
Principal     Rate (b)       Ratings
Amount        (unaudited)    (unaudited)                                                    Value
--------------------------------------------------------------------------------------------------------
                                          Indiana -- 4.5%
$  250,000                    BBB/Baa3    East Chicago Indiana Exempt Facilities,
                                          7.0%, 1/1/14                                      $    232,635
 8,500,000                       A+/A2    Indiana Health & Educational Facility Authority,
                                          5.0%, 2/15/39                                        7,034,430
 2,500,000                       A+/A2    Indiana Health & Educational Facility Authority,
                                          5.25%, 2/15/40                                       2,133,550
 4,135,000                      BBB/WR    Indiana State Development Finance,
                                          5.75%, 10/1/11                                       3,965,630
 1,400,000                       AA/NR    Indianapolis Local Public Improvement Board
                                          Revenue, 6.75%, 2/1/14                               1,551,900
 1,000,000                      AA-/A2    Lawrence Township Metropolitan School District
                                          Revenue, 6.75%, 7/5/13                               1,108,560
 2,570,000                       NR/NR    Vigo County Indiana Hospital, 5.8%, 9/1/47           1,776,872
                                                                                            ------------
                                                                                            $ 17,803,577
--------------------------------------------------------------------------------------------------------
                                          Kentucky -- 0.8%
 3,500,000                       A-/NR    Louisville & Jefferson County Kentucky Metro
                                          Government Health Systems Revenue,
                                          5.25%, 10/1/36                                    $  3,044,300
                                                                                            ------------
                                                                                            $  3,044,300
--------------------------------------------------------------------------------------------------------
                                          Louisiana -- 4.7%
   355,000                       NR/NR    Louisiana Public Facilities Authority Revenue,
                                          6.25%, 10/1/11                                    $    341,041
10,000,000                       NR/A3    Louisiana Public Facilities Authority,
                                          5.5%, 5/15/47                                        7,934,000
 1,085,000                      BBB/WR    Louisiana Local Government Environment
                                          Community, 5.25%, 12/1/18                            1,063,343
 8,000,000                   BBB+/Baa1    St John Baptist Parish Louisiana Revenue,
                                          5.125%, 6/1/37                                       6,698,400
 3,335,000                    BBB/Baa3    Tobacco Settlement Financing Corp. Revenue,
                                          5.875%, 5/15/39                                      2,614,206
                                                                                            ------------
                                                                                            $ 18,650,990
--------------------------------------------------------------------------------------------------------
                                          Massachusetts -- 9.7%
 1,680,000                      BBB/NR    Massachusetts Developmental Finance Agency,
                                          5.25%, 10/1/29                                    $  1,382,942
 3,320,000                      BBB/NR    Massachusetts Developmental Finance Agency,
                                          5.25%, 10/1/37                                       2,598,365
 6,820,000                      AA-/NR    Massachusetts Developmental Finance Agency,
                                          5.25%, 2/1/30                                        6,831,662
 1,100,000                    BBB/Baa2    Massachusetts Developmental Finance Agency,
                                          5.625%, 10/1/24                                        937,420
 1,000,000                    BBB/Baa2    Massachusetts Developmental Finance Agency,
                                          5.7%, 10/1/34                                          789,740
 2,635,000                       NR/NR    Massachusetts Developmental Finance Agency,
                                          6.25%, 10/15/17                                      2,254,585

The accompanying notes are an integral part of these financial statements.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    17

----------------------------------------------------------------------------------------------------------
                Floating        S&P/Moody's
Principal       Rate (b)        Ratings
Amount          (unaudited)     (unaudited)                                                   Value
----------------------------------------------------------------------------------------------------------
                                            Massachusetts -- (continued)
$  4,750,000                    BBB/Baa2    Massachusetts Health & Educational Facilities
                                            Authority Revenue, 6.625%, 7/1/32                 $  4,537,390
   1,000,000                    BBB/Baa3    Massachusetts Health & Educational Facilities
                                            Authority Revenue, 6.75%, 7/1/16                       983,640
   2,000,000                    BBB/Baa2    Massachusetts Health & Educational Facilities
                                            Authority, 6.5%, 7/1/21                              2,004,060
   2,500,000                      BB-/NR    Massachusetts Health & Educational Facilities,
                                            5.5%, 7/1/40                                         1,448,950
   2,150,000                    BBB/Baa3    Massachusetts Health & Educational Facilities
                                            Authority, 6.25%, 7/1/22                             1,939,128
   1,145,000                     BBB+/NR    Massachusetts Health & Educational Facilities
                                            Authority, 6.25%, 10/1/31                              996,631
     500,000                     BBB-/NR    Massachusetts State Development Finance
                                            Agency, 5.5%, 1/1/35                                   354,535
   1,550,000                   BBB-/Baa3    Massachusetts State Health & Education,
                                            5.25%, 7/15/18                                       1,334,907
   1,600,000                     BBB-/NR    Massachusetts State Health & Educational
                                            Facilities Authority, 5.45%, 11/15/23                1,350,384
   4,500,000                     BBB-/NR    Massachusetts State Health & Educational,
                                            4.625%, 8/15/28                                      2,935,710
   2,120,000                    BBB/Baa3    Massachusetts State Health & Educational,
                                            5.625%, 7/1/20                                       1,848,767
      40,000                      AA/Aa2    Massachusetts State Health & Educational,
                                            6.0%, 7/1/18                                            42,907
     200,000                      AA/Aa2    Massachusetts State Health and Educational
                                            Facilities, 5.75%, 7/1/32                              201,862
   3,750,000                       A-/A3    Massachusetts State Health, 5.25%, 7/1/38            3,158,700
                                                                                              ------------
                                                                                              $ 37,932,285
----------------------------------------------------------------------------------------------------------
                                            Maryland -- 0.9%
   3,000,000                   BBB-/Baa3    Frederick County Maryland, 5.625%, 9/1/38         $  2,239,290
   1,000,000                       NR/NR    Maryland State Economic Development,
                                            5.0%, 12/1/16                                          582,490
     660,000                       NR/NR    Maryland State Economic Development,
                                            5.0%, 12/1/16                                          384,443
   1,000,000                       NR/NR    Maryland State Economic Development,
                                            5.0%, 12/1/31                                          516,720
                                                                                              ------------
                                                                                              $  3,722,943
-----------------------------------------------------------------------------------------------------------
                                            Michigan -- 1.6%
   1,500,000                       BB/NR    John Tolfree Health System, 6.0%, 9/15/23         $  1,158,855
   1,545,000                       NR/NR    Meridian Michigan Economic Development
                                            Corridor, 5.25%, 7/1/26                              1,046,150
   3,340,000                       NR/NR    Michigan Public Educational Facilities Authority
                                            Revenue, 5.875%, 6/1/37                              2,167,526

The accompanying notes are an integral part of these financial statements.

18    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

----------------------------------------------------------------------------------------------------------
                Floating       S&P/Moody's
Principal       Rate (b)       Ratings
Amount          (unaudited)    (unaudited)                                                    Value
----------------------------------------------------------------------------------------------------------
                                            Michigan -- (continued)
$  2,000,000                       NR/NR    Michigan State Hospital Finance Authority,
                                            5.25%, 11/15/25                                   $  1,418,320
   1,000,000                       NR/NR    Michigan State Hospital Finance Authority,
                                            5.5%, 11/15/35                                         658,470
                                                                                              ------------
                                                                                              $  6,449,321
----------------------------------------------------------------------------------------------------------
                                            Minnesota -- 1.4%
   5,000,000                        A/A2    Becker Minnesota Pollution Control Revenue
                                            Northern States Power "A" Conversions,
                                            8.5%, 4/1/30                                      $  5,500,000
                                                                                              ------------
                                                                                              $  5,500,000
----------------------------------------------------------------------------------------------------------
                                            Mississippi -- 2.4%
   1,800,000                       NR/WR    Columbus Mississippi Industrial Development
                                            Revenue, 5.9%, 12/1/11                            $  1,747,512
   7,950,000                    BBB-/Ba1    Lowndes County Mississippi Solid Waste
                                            Disposal & Pollution Control Revenue,
                                            6.8%, 4/1/22                                         7,564,982
                                                                                              ------------
                                                                                              $  9,312,494
----------------------------------------------------------------------------------------------------------
                                            North Carolina -- 0.8%
   1,000,000                     BBB-/WR    North Carolina Capital Facilities Finance Agency
                                            Student Revenue, 5.0%, 6/1/27                     $    855,750
   1,000,000                     BBB-/WR    North Carolina Capital Facilities Finance Agency
                                            Student Revenue, 5.0%, 6/1/32                          817,330
   2,250,000                       NR/NR    North Carolina Capital Facilities Finance,
                                            4.5%, 10/1/26                                        1,419,255
                                                                                              ------------
                                                                                              $  3,092,335
----------------------------------------------------------------------------------------------------------
                                            Nebraska -- 0.4%
   1,450,000    8.40             AAA/Aaa    Nebraska Investment Finance Authority Single
                                            Family, Floating Rate Note, 3/1/26                $  1,424,451
                                                                                              ------------
                                                                                              $  1,424,451
----------------------------------------------------------------------------------------------------------
                                            New Hampshire -- 2.9%
   3,750,000                       A-/NR    New Hampshire Health & Education Facilities,
                                            5.0%, 10/1/17                                     $  3,101,438
   5,000,000                       A-/NR    New Hampshire Health & Education Facilities,
                                            5.0%, 10/1/31                                        4,222,400
   2,250,000                       A+/A2    New Hampshire Health & Education Facilities
                                            Authority Revenue, 5.75%, 10/1/31                    2,133,608
   2,000,000                   BBB+/Baa1    New Hampshire Health & Educational Facilities
                                            Authority Revenue, 5.75%, 7/1/22                     1,788,840
                                                                                              ------------
                                                                                              $ 11,246,286
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    19

-------------------------------------------------------------------------------------------------------
                Floating       S&P/Moody's
Principal       Rate (b)       Ratings
Amount          (unaudited)    (unaudited)                                                 Value
-------------------------------------------------------------------------------------------------------
                                            New Jersey -- 3.9%
$  1,250,000                    BBB/Baa3    Camden County New Jersey Import Authority,
                                            5.75%, 2/15/34                                 $    924,888
     500,000                       NR/NR    New Jersey Economic Development Authority,
                                            5.3%, 11/1/26                                       355,385
     450,000                       NR/NR    New Jersey Economic Development Authority,
                                            5.375%, 11/1/36                                     290,849
     610,000                       NR/NR    New Jersey Economic Development Authority,
                                            5.75%, 1/1/25                                       498,163
   5,060,000                        B/B3    New Jersey Economic Developmental Authority
                                            Special Facility Revenue, 7.0%, 11/15/30          4,048,304
     850,000                      BB/Ba2    New Jersey Health Care Facilities,
                                            5.125%, 7/1/14                                      786,327
   4,140,000                   BBB-/Baa3    New Jersey Health Care Facilities Finance
                                            Authority, 5.25%, 7/1/30                          2,967,925
   3,500,000                       NR/NR    New Jersey Health Care Facilities Finance
                                            Authority, 7.25%, 7/1/27                          2,891,805
   4,500,000                    BBB/Baa3    Tobacco Settlement Financing Corp.,
                                            5.0%, 6/1/41                                      2,451,510
                                                                                           ------------
                                                                                           $ 15,215,156
-------------------------------------------------------------------------------------------------------
                                            New Mexico -- 0.6%
   1,000,000                      BBB/NR    Dona Ana County New Mexico Pilt Revenue,
                                            5.25%, 12/1/25                                 $    902,950
   1,500,000                       NR/A3    Farmington New Mexico Hospital Revenue,
                                            5.0%, 6/1/23                                      1,345,335
                                                                                           ------------
                                                                                           $  2,248,285
-------------------------------------------------------------------------------------------------------
                                            Nevada -- 1.0%
   5,000,000                       A-/A3    Reno Nevada Hospital Revenue,
                                            5.25%, 6/1/41                                  $  3,914,850
                                                                                           ------------
                                                                                           $  3,914,850
-------------------------------------------------------------------------------------------------------
                                            New York -- 5.1%
   2,500,000                   BBB+/Baa2    Albany Individual Development,
                                            5.25%, 11/15/32                                $  1,983,075
   1,000,000                       NR/B3    Albany Individual Development, 6.0%, 7/1/19         860,980
   1,900,000                       NR/NR    Dutchess County New York Industrial
                                            Development, 7.5%, 3/1/29                         1,751,819
   1,700,000                       NR/NR    Nassau County Industrial Development,
                                            6.7%, 1/1/43                                      1,286,050
   1,000,000                      NR/Aa1    New York City Industrial Development Agency,
                                            5.0%, 7/1/27                                      1,019,930
   1,000,000                      NR/Aa1    New York New York City Industrial Development
                                            Agency, 5.25%, 7/1/24                             1,041,440
   4,400,000                      A+/Aa3    New York State Dorm Authority, 0.0%, 7/1/39       3,487,880
   5,515,000                        A/WR    New York State Dorm Authority, 5.24%, 7/1/24      5,641,735

The accompanying notes are an integral part of these financial statements.

20    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

-------------------------------------------------------------------------------------------------------
               Floating       S&P/Moody's
Principal      Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                  Value
-------------------------------------------------------------------------------------------------------
                                          New York -- (continued)
$ 1,000,000                      NR/NR    Suffolk County New York Industrial
                                          Development, 5.5%, 1/01/37                       $    620,260
  3,000,000                      NR/NR    Ulster County Industrial Development Agency,
                                          6.0%, 9/15/27                                       2,315,580
                                                                                           ------------
                                                                                           $ 20,008,749
-------------------------------------------------------------------------------------------------------
                                          Ohio -- 2.9%
  6,000,000                   BBB/Baa3    Buckeye Ohio Tobacco Settlement,
                                          6.5%, 6/1/47                                     $  3,689,400
  1,500,000                      NR/NR    Cuyahoga County Ohio Health, 6.0%, 5/15/37          1,001,280
  1,500,000                      NR/NR    Cuyahoga County Ohio Health, 6.0%, 5/15/37            921,240
  1,000,000                       A/WR    Hamilton County Ohio Sewer,
                                          5.125%, 5/15/28                                       942,800
  5,000,000                    NR/Baa1    Lake County Ohio Hospital Municipal,
                                          6.0%, 8/15/43                                       4,359,250
    400,000                    AAA/Aa2    Ohio State Building Authority Revenue,
                                          5.5%, 10/1/11                                         436,328
                                                                                           ------------
                                                                                           $ 11,350,298
-------------------------------------------------------------------------------------------------------
                                          Oregon -- 0.0%
    185,000                     BB+/NR    Klamath Falls Inter-community Hospital
                                          Authority Revenue, 6.125%, 9/1/22                $    159,751
                                                                                           ------------
                                                                                           $    159,751
-------------------------------------------------------------------------------------------------------
                                          Pennsylvania -- 4.9%
  3,000,000                     BB/Ba3    Allegheny County Pennsylvania Hospital
                                          Development Authority, 5.375%, 11/15/40          $  1,775,490
  3,675,000                     BB-/Ca    Allentown Pennsylvania Area Hospital Authority,
                                          6.0%, 11/15/16                                      3,182,330
  1,000,000                      B-/NR    Columbia County Pennsylvania Hospital
                                          Authority, 5.8%, 6/1/19                               842,130
  1,000,000                     BBB/NR    Montgomery County Pennsylvania Industrial,
                                          5.0%, 12/1/24                                         856,990
  1,000,000                     BBB/NR    Montgomery County Pennsylvania Industrial,
                                          5.0%, 12/1/30                                         807,090
 14,000,000                   BBB/Baa3    Philadelphia Pennsylvania Hospital,
                                          5.0%, 7/1/34                                        9,821,420
     65,000                       A/NR    Sayre Pennsylvania Health Care Facilities
                                          Authority, 5.75%, 12/1/21                              65,196
    685,000                       A/NR    Sayre Pennsylvania Health Care Facilities
                                          Authority, 5.875%, 12/1/31                            647,113
    700,000                      B-/NR    Scranton-Lackawanna Pennsylvania Health &
                                          Welfare, 6.0%, 7/1/09                                 699,993
    460,000                      B-/NR    Scranton-Lackawanna Pennsylvania Health &
                                          Welfare, 6.05%, 7/1/10                                449,843
                                                                                           ------------
                                                                                           $ 19,147,595
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    21

-------------------------------------------------------------------------------------------------------
              Floating       S&P/Moody's
Principal     Rate (b)       Ratings
Amount        (unaudited)    (unaudited)                                                   Value
-------------------------------------------------------------------------------------------------------
                                          Puerto Rico -- 1.1%
$   75,000                     NR/Baa3    Puerto Rico Public Buildings Authority Revenue,
                                          5.25%, 7/1/33                                    $     84,267
 4,925,000                   BBB-/Baa3    Puerto Rico Public Buildings Authority Revenue,
                                          5.25%, 7/1/33                                       4,047,907
                                                                                           ------------
                                                                                           $  4,132,174
-------------------------------------------------------------------------------------------------------
                                          Rhode Island -- 1.0%
    65,000                       A-/A3    Rhode Island State Health & Educational
                                          Building Corp., 6.375%, 8/15/21                  $     66,216
 5,200,000                    BBB/Baa3    Tobacco Settlement Financing Corp.,
                                          6.25%, 6/1/42                                       4,017,572
                                                                                           ------------
                                                                                           $  4,083,788
-------------------------------------------------------------------------------------------------------
                                          South Carolina -- 0.0%
    40,000                      NR/Aa1    South Carolina Housing Finance & Development
                                          Authority Mortgage Revenue, Series A-1,
                                          6.2%, 7/1/09                                     $     40,005
                                                                                           ------------
                                                                                           $     40,005
-------------------------------------------------------------------------------------------------------
                                          South Dakota -- 0.0%
    65,000                      NR/Aaa    South Dakota Conservancy District Revenue,
                                          5.625%, 8/1/17                                   $     65,229
                                                                                           ------------
                                                                                           $     65,229
-------------------------------------------------------------------------------------------------------
                                          Tennessee -- 2.1%
 1,000,000                   BBB+/Baa1    Johnson City Tennessee Health & Education,
                                          5.5%, 7/1/36                                     $    838,100
 1,000,000                       NR/A1    Knox County Health Facility, 6.375%, 4/15/22        1,012,440
 4,000,000                       NR/A1    Knox County Health Facility, 6.5%, 4/15/31          3,962,720
 5,960,000                       NR/NR    Sumner County Tennessee Health Educational,
                                          5.5%, 11/1/46                                       2,258,840
                                                                                           ------------
                                                                                           $  8,072,100
-------------------------------------------------------------------------------------------------------
                                          Texas -- 5.3%
 3,000,000                    CCC/Caa2    Brazos River Authority Pollution Control
                                          Revenue, 7.7%, 4/1/33                            $  1,503,750
13,885,000                   CCC+/Caa2    Dallas-Fort Worth Texas International Airport,
                                          6.0%, 11/1/14                                       7,720,615
 3,000,000                    BB+/Baa2    Richardson Texas Hospital Authority,
                                          6.0%, 12/1/34                                       2,260,980
 1,000,000                      BBB/NR    Seguin, Texas Higher Educational Facilities,
                                          5.0%, 9/1/23                                          869,070
 3,500,000    8.66              AA/Aa1    Texas State, Floating Rate Note, 9/30/11            4,234,090
    20,000                      NR/Aaa    Whitehouse Texas Independent School District,
                                          4.8%, 2/15/12                                          20,056
 2,160,000                       NR/NR    Willacy County Texas Local Government,
                                          6.0%, 9/1/10                                        2,131,423

The accompanying notes are an integral part of these financial statements.

22    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

-------------------------------------------------------------------------------------------------------
               Floating       S&P/Moody's
Principal      Rate (b)       Ratings
Amount         (unaudited)    (unaudited)                                                  Value
-------------------------------------------------------------------------------------------------------
                                          Texas -- (continued)
$ 3,000,000                      NR/NR    Willacy County Texas Local Government,
                                          6.875%, 9/1/28                                   $  2,260,170
                                                                                           ------------
                                                                                           $ 21,000,154
-------------------------------------------------------------------------------------------------------
                                          Virginia -- 2.4%
  1,500,000                    NR/Baa1    Prince William County Virginia Industrial
                                          Development Authority Hospital Revenue,
                                          5.2%, 10/1/26                                    $  1,247,580
  3,925,000                    NR/Baa1    Prince William County Virginia Industrial
                                          Development Authority Hospital Revenue,
                                          5.35%, 10/1/36                                      3,043,602
  9,490,000                   BBB/Baa3    Tobacco Settlement Financing Corp.,
                                          5.0%, 6/1/47                                        5,132,761
                                                                                           ------------
                                                                                           $  9,423,943
-------------------------------------------------------------------------------------------------------
                                          Vermont -- 0.3%
  1,295,000                    BBB-/WR    Vermont Educational & Health Buildings,
                                          5.0%, 7/1/24                                     $  1,126,326
                                                                                           ------------
                                                                                           $  1,126,326
-------------------------------------------------------------------------------------------------------
                                          Washington -- 4.2%
  5,025,000                    AA+/Aa1    State of Washington, 5.0%, 1/1/19                $  5,595,488
 10,500,000                   BBB/Baa3    Tobacco Settlement Authority Washington,
                                          6.625%, 6/1/32                                      8,984,640
  2,500,000                      NR/NR    Washington State Housing, 5.25%, 1/1/17             2,066,325
                                                                                           ------------
                                                                                           $ 16,646,453
-------------------------------------------------------------------------------------------------------
                                          Wisconsin -- 1.2%
  1,430,000                     BBB/A3    Adams-Friendship School District,
                                          6.5%, 4/1/16                                     $  1,661,474
  3,500,000                    BBB+/A3    Wisconsin State Health & Educational Facilities
                                          Authority, 5.6%, 2/15/29                            3,072,335
                                                                                           ------------
                                                                                           $  4,733,809
-------------------------------------------------------------------------------------------------------
                                          TOTAL MUNICIPAL BONDS
                                          (Cost $472,599,959)                              $387,571,571
-------------------------------------------------------------------------------------------------------
                                          TOTAL INVESTMENT IN SECURITIES -- 99.0%
                                          (Cost $477,439,425) (a)(c)                       $388,777,744
-------------------------------------------------------------------------------------------------------
                                          OTHER ASSETS AND LIABILITIES -- 1.0%             $  4,132,891
                                                                                           ------------
                                          TOTAL NET ASSETS -- 100.0%                       $392,910,635
-------------------------------------------------------------------------------------------------------

* Pre-refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.


The accompanying notes are an integral part of these financial statements.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    23

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2009, the value of these securities amounted to $1,594,731 or 0.4% of total net assets.

NR    Not rated by either S&P or Moody's

WR    Withdrawn rating.

+     Escrowed to maturity in U.S. Government Securities

(a) The concentration of investments by type of obligation/market sector is as follows (unaudited):


       Insured                                                             14.7%
       Escrowed in U.S. Government Securities                               0.3
       General Obligation                                                   2.5
       Revenue Bonds:
         Health Revenue                                                    36.8
         Special Revenue                                                   11.3
           Various Revenues                                                15.8
           Pollution Control Revenue                                        3.8
           Transportation Revenue                                           4.1
           Housing                                                          2.5
           Education Revenue                                                8.2
--------------------------------------------------------------------------------
                                                                          100.0%
================================================================================

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

(c) At June 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $477,632,295 was as follows:


       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $  2,127,187
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (90,854,551)
                                                                                   ------------
       Net unrealized loss                                                         $(88,661,681)
                                                                                   ============

Purchase and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2009, aggregated $44,579,089 and $109,016,856, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The accompanying notes are an integral part of these financial statements.

24    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                     Level 1        Level 2           Level 3      Total
--------------------------------------------------------------------------------
Municipal bonds     $       --     $387,571,571          $--      $387,571,571
Common stocks        1,206,173               --           --         1,206,173
--------------------------------------------------------------------------------
Total               $1,206,173     $387,571,571          $--      $388,777,744
================================================================================

The accompanying notes are an integral part of these financial statements.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    25

Statement of Assets and Liabilities | 6/30/09 (unaudited)


ASSETS:
  Investment in securities (cost $477,439,425)                     $388,777,744
  Cash                                                               12,169,416
  Receivables --
   Investment securities sold                                        23,368,607
   Fund shares sold                                                     123,351
   Interest                                                           6,520,901
   Due from Pioneer Investment Management, Inc.                          77,656
  Other                                                                  56,492
--------------------------------------------------------------------------------
     Total assets                                                  $431,094,167
================================================================================
LIABILITIES:
  Payables --
   Investment securities purchased                                 $  8,061,285
   Fund shares repurchased                                           28,933,885
   Dividends                                                            968,009
  Due to affiliates                                                      49,296
  Accrued expenses                                                      171,057
--------------------------------------------------------------------------------
     Total liabilities                                             $ 38,183,532
================================================================================
NET ASSETS:
  Paid-in capital                                                  $580,860,058
  Undistributed net investment income                                   712,287
  Accumulated net realized loss on investments                     (100,000,029)
  Net unrealized loss on investments                                (88,661,681)
--------------------------------------------------------------------------------
     Total net assets                                              $392,910,635
================================================================================
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $319,002,462/34,290,560 shares)                $       9.30
  Class B (based on $9,286,234/1,004,430 shares)                   $       9.25
  Class C (based on $11,746,890/1,280,872 shares)                  $       9.17
  Class Y (based on $52,875,049/5,700,814 shares)                  $       9.27
MAXIMUM OFFERING PRICE:
  Class A ($9.30 [divided by] 95.5%)                               $       9.74
================================================================================


The accompanying notes are an integral part of these financial statements.

26    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

Statement of Operations (unaudited)

For the Six Months Ended 6/30/09


INVESTMENT INCOME:
  Interest                                                  $13,912,883
--------------------------------------------------------------------------------------------
   Total investment income                                                     $  13,912,883
--------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                           $   982,856
  Transfer agent fees
   Class A                                                      175,018
   Class B                                                        6,071
   Class C                                                        5,088
   Class Y                                                          959
  Distribution fees
   Class A                                                      392,919
   Class B                                                       46,326
   Class C                                                       53,170
  Shareholder communication expense                              64,780
  Administrative reimbursements                                  73,325
  Custodian fees                                                  8,811
  Registration fees                                              25,654
  Professional fees                                              30,862
  Printing expense                                               38,408
  Fees and expenses of nonaffiliated trustees                     9,152
  Miscellaneous                                                  20,361
--------------------------------------------------------------------------------------------
     Total expenses                                                            $   1,933,760
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                  (141,307)
     Less fees paid indirectly                                                           (49)
--------------------------------------------------------------------------------------------
     Net expenses                                                              $   1,792,404
--------------------------------------------------------------------------------------------
       Net investment income                                                   $  12,120,479
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                             $ (18,314,919)
--------------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                                 $  68,635,895
--------------------------------------------------------------------------------------------
  Net gain on investments                                                      $  50,320,976
--------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                         $  62,441,455
============================================================================================


The accompanying notes are an integral part of these financial statements.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    27

Statement of Changes in Net Assets

For the Six Months Ended 6/30/09 and the Year Ended 12/31/08, respectively


-------------------------------------------------------------------------------------------
                                                         Six Months Ended
                                                         6/30/09              Year Ended
                                                         (unaudited)          12/31/08
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                      $  12,120,479      $  25,179,990
Net realized loss on investments                             (18,314,919)       (11,056,239)
Change in net unrealized gain (loss) on investments           68,635,895       (127,468,935)
-------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                       $  62,441,455      $(113,345,184)
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.27 and $0.50 per share, respectively)       $  (9,523,767)     $ (14,982,848)
   Class B ($0.23 and $0.42 per share, respectively)            (242,034)          (498,119)
   Class C ($0.23 and $0.41 per share, respectively)            (279,150)          (471,402)
   Class Y ($0.28 and $0.53 per share, respectively)          (2,385,325)        (8,210,865)
-------------------------------------------------------------------------------------------
     Total distributions to shareowners                    $ (12,430,276)     $ (24,163,234)
-------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $  25,261,745      $  38,223,606
Shares issued in reorganization                                       --        297,700,392
Reinvestment of distributions                                  7,052,980         12,216,266
Cost of shares repurchased                                   (82,009,024)      (379,761,136)
-------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund
     share transactions                                    $ (49,694,299)     $ (31,620,872)
-------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                   $     316,880      $(169,129,290)
NET ASSETS:
Beginning of period                                          392,593,755        561,723,045
-------------------------------------------------------------------------------------------
End of period                                              $ 392,910,635      $ 392,593,755
-------------------------------------------------------------------------------------------
Undistributed net investment income                        $     712,287      $   1,022,084
-------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

28    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

---------------------------------------------------------------------------------------------------------
                                     '09 Shares        '09 Amount         '08 Shares         '08 Amount
                                    (unaudited)       (unaudited)
---------------------------------------------------------------------------------------------------------
Class A
Shares sold                             1,218,131     $ 10,850,112            1,749,038     $  18,114,983
Shares issued in reorganization                --               --           33,077,821       297,700,392
Reinvestment of distributions             662,603        5,943,703            1,034,535        10,090,035
Less shares repurchased                (4,486,549)     (39,830,381)         (27,144,871)     (246,181,635)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease)             (2,605,815)    $(23,036,566)           8,716,523     $  79,723,775
=========================================================================================================
Class B
Shares sold                               140,232     $  1,229,837              108,422     $   1,109,295
Reinvestment of distributions              15,020          134,015               24,621           243,346
Less shares repurchased                  (192,370)      (1,706,578)            (416,361)       (4,167,694)
---------------------------------------------------------------------------------------------------------
   Net decrease                           (37,118)    $   (342,726)            (283,318)    $  (2,815,053)
=========================================================================================================
Class C
Shares sold                               466,633     $  4,094,240              258,419     $   2,573,065
Reinvestment of distributions              17,646          156,361               25,167           245,860
Less shares repurchased                  (209,319)      (1,885,430)            (516,739)       (5,096,922)
---------------------------------------------------------------------------------------------------------
   Net increase (decrease)                274,960     $  2,365,171             (233,153)    $  (2,277,997)
=========================================================================================================
Class Y
Shares sold                               976,263     $  9,087,556            1,596,802     $  16,426,263
Reinvestment of distributions              91,803          818,901              166,308         1,637,025
Less shares repurchased                (4,212,253)     (38,586,635)         (12,776,302)     (124,314,885)
---------------------------------------------------------------------------------------------------------
   Net decrease                        (3,144,187)    $(28,680,178)         (11,013,192)    $(106,251,597)
=========================================================================================================


The accompanying notes are an integral part of these financial statements.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    29

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                     Six Months
                                                     Ended            Year           Year         Year         Year         Year
                                                     6/30/09         Ended          Ended        Ended        Ended        Ended
                                                     (unaudited)     12/31/08       12/31/07     12/31/06     12/31/05     12/31/04
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                   $   8.22       $  11.13       $ 11.75      $  11.62      $ 11.67     $ 11.70
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                 $   0.26       $   0.52       $  0.46      $   0.47      $  0.51     $  0.56
 Net realized and unrealized gain (loss)
  on investments                                           1.09          (2.93)        (0.60)         0.13        (0.04)      (0.02)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from
  investment operations                                $   1.35       $  (2.41)      $ (0.14)     $   0.60      $  0.47     $  0.54
Distributions to shareowners:
 Net investment income                                    (0.27)         (0.50)        (0.48)        (0.47)       (0.52)      (0.57)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $   1.08       $  (2.91)      $ (0.62)     $   0.13      $ (0.05)   $  (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   9.30       $   8.22       $ 11.13      $  11.75      $ 11.62     $ 11.67
====================================================================================================================================
Total return*                                             16.56%        (22.34)%       (1.23)%        5.31%        4.05%       4.75%
Ratio of net expenses to average net assets+               0.89%**        0.90%         0.84%         0.86%        0.91%       0.91%
Ratio of net investment income to average
  net assets+                                              5.91%**        5.22%         4.05%         4.08%        4.36%       4.88%
Portfolio turnover rate                                      22%**          31%           68%           66%          26%         39%
Net assets, end of period (in thousands)               $319,002       $303,390       $313,706     $349,683     $315,855    $307,463
Ratios with reductions for fees paid indirectly:
 Net expenses                                              0.98%**        0.92%         0.84%         0.86%        0.91%       0.91%
 Net investment income                                     5.82%**        5.19%         4.05%         4.08%        4.36%       4.88%
Ratios with waiver of management fees and
 assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                              0.89%**        0.90%         0.84%         0.86%        0.91%       0.91%
 Net investment income                                     5.91%**        5.22%         4.05%         4.08%        4.36%       4.88%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.

30  Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended          Year          Year         Year        Year        Year
                                                          6/30/09       Ended         Ended        Ended       Ended       Ended
                                                          (unaudited)   12/31/08      12/31/07     12/31/06    12/31/05    12/31/04
------------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                       $  8.17       $  11.04     $  11.65      $ 11.51    $  11.57    $  11.59
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $  0.23       $   0.44     $   0.36      $  0.39    $   0.41    $   0.48
 Net realized and unrealized gain (loss) on investments       1.08          (2.89)       (0.59)        0.12       (0.05)      (0.02)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $  1.31       $  (2.45)    $  (0.23)     $  0.51    $   0.36    $   0.46
Distributions to shareowners:
 Net investment income                                       (0.23)         (0.42)       (0.38)       (0.37)      (0.42)      (0.48)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $  1.08       $  (2.87)    $  (0.61)     $  0.14    $  (0.06)   $  (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  9.25       $   8.17     $  11.04      $ 11.65    $  11.51    $  11.57
====================================================================================================================================
Total return*                                                16.16%        (22.80)%      (1.97)%       4.54%       3.16%       4.07%
Ratio of net expenses to average net assets+                  1.75%**        1.69%        1.69%        1.62%       1.72%       1.67%
Ratio of net investment income to average net assets+         5.04%**        4.27%        3.21%        3.33%       3.51%       4.12%
Portfolio turnover rate                                         22%**          31%          68%          66%         26%         39%
Net assets, end of period (in thousands)                   $ 9,286       $  8,514     $ 14,622      $17,667    $ 21,962    $ 17,285
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.75%**        1.69%        1.69%        1.62%       1.72%       1.67%
 Net investment income                                        5.04%**        4.27%        3.21%        3.33%       3.51%       4.12%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09  31

------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended         Year          Year         Year        Year        Year
                                                          6/30/09       Ended         Ended        Ended       Ended       Ended
                                                          (unaudited)   12/31/08      12/31/07     12/31/06    12/31/05    12/31/04
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                       $   8.11      $  10.96     $ 11.57      $ 11.44     $ 11.49     $ 11.52
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                     $   0.22      $   0.44     $  0.37      $  0.38     $  0.41     $  0.47
 Net realized and unrealized gain (loss) on investments        1.07         (2.88)      (0.59)        0.13       (0.04)      (0.02)
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations       $   1.29      $  (2.44)    $ (0.22)     $  0.51     $  0.37     $  0.45
Distributions to shareowners:
 Net investment income                                        (0.23)        (0.41)      (0.39)       (0.38)      (0.42)      (0.48)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   1.06      $  (2.85)    $ (0.61)     $  0.13     $ (0.05)    $ (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   9.17      $   8.11     $ 10.96      $ 11.57     $ 11.44     $ 11.49
====================================================================================================================================
Total return*                                                 16.05%       (22.79)%     (1.97)%       4.57%       3.30%       4.02%
Ratio of net expenses to average net assets+                   1.72%**       1.66%       1.60%        1.61%       1.64%       1.64%
Ratio of net investment income to average net assets+          5.07%**       4.31%       3.29%        3.33%       3.63%       4.15%
Portfolio turnover rate                                          22%**         31%         68%          66%         26%         39%
Net assets, end of period (in thousands)                   $ 11,747      $  8,162     $13,581      $12,941     $12,054     $12,577
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.72%**       1.66%       1.60%        1.61%       1.64%       1.64%
 Net investment income                                         5.07%**       4.31%       3.29%        3.33%       3.63%       4.15%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

32  Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months
                                                         Ended          Year          Year         Year         Year       Year
                                                         6/30/09        Ended         Ended        Ended        Ended      Ended
                                                         (unaudited)    12/31/08      12/31/07     12/31/06     12/31/05   12/31/04
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                      $  8.20       $  11.07      $  11.69     $  11.56     $  11.61    $ 11.64
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.28       $   0.57      $   0.49     $   0.51     $   0.54    $  0.57
 Net realized and unrealized gain (loss) on investments      1.07          (2.91)        (0.60)        0.13        (0.04)      0.01
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $  1.35       $  (2.34)     $  (0.11)    $   0.64     $   0.50    $  0.58
Distributions to shareowners:
 Net investment income                                      (0.28)         (0.53)        (0.51)       (0.51)       (0.55)     (0.61)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $  1.07       $  (2.87)     $  (0.62)    $   0.13     $  (0.05)   $ (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  9.27       $   8.20      $  11.07     $  11.69     $  11.56    $ 11.61
====================================================================================================================================
Total return*                                                16.65%      (21.84)%        (0.94)%       5.69%        4.40%      5.14%
Ratio of net expenses to average net assets+                  0.59%**       0.57%         0.54%        0.52%        0.54%      0.55%
Ratio of net investment income to average net assets+         6.20%**       5.28%         4.35%        4.42%        4.22%      5.26%
Portfolio turnover rate                                         22%**         31%           68%          66%          26%        39%
Net assets, end of period (in thousands)                  $ 52,876      $  72,529     $219,814     $276,760     $304,507    $   393
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 0.59%**        0.57%        0.54%        0.52%        0.54%      0.55%
 Net investment income                                        6.20%**        5.28%        4.35%        4.42%        4.22%      5.26%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                  Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09  33

Notes to Financial Statements | 6/30/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Tax Free Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek as high a level of current income exempt from federal income taxes, as possible consistent with the preservation of capital.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.


34    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. The Fund may also use fair value methods to value a security including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2009, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services).

   Discount and premium on debt securities are accreted or amortized, respectively, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at cost which approximates market value.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.


                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    35

   The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2008 was as follows:



--------------------------------------------------------------------------------
                                                                            2008
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                   $ 1,285,289
   Tax exempt income                                                  22,877,945
--------------------------------------------------------------------------------
      Total                                                          $24,163,234
================================================================================

  The following shows components of distributable earnings on a federal income tax basis at December 31, 2008:



--------------------------------------------------------------------------------
                                                                           2008
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed tax exempt income                               $    1,494,111
   Capital loss carryforward                                        (74,481,730)
   Post-October loss deferred                                        (7,203,380)
   Unrealized depreciation                                         (157,769,603)
--------------------------------------------------------------------------------
      Total                                                      $ (237,960,602)
================================================================================

   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization and interest on defaulted bonds.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A., (UniCredit), earned $12,638 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2009.


D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).


36    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

   The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C, and Class Y shares can bear different transfer agent and distribution expense rates.


2. Management Agreement

Pioneer Investment Management, Inc., (PIM), the Fund's investment adviser, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.45% of the next $500 million and 0.40% on assets over $750 million. For the six months ended June 30, 2009 the effective management fee was equivalent to 0.48% of the average daily net assets.

Through November 1, 2011, PIM has agreed not to impose its management fee and to assume operating expenses of the Fund to the extent necessary to limit Class A expenses to 0.89% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $6,003 in management fees, administrative costs and certain other fees payable to PIM at June 30, 2009.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2009, such out of pocket expenses by class of shares were as follows:



--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                           $58,889
 Class B                                                             1,897
 Class C                                                             2,348
 Class Y                                                             1,646
--------------------------------------------------------------------------------
  Total                                                            $64,780
================================================================================

                  Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09
37

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $40,535 in transfer agent fees and shareholder communications expense payable to PIMSS at June 30, 2009.


4. Distribution Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,758 in distribution fees payable to PFD at June 30, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2009, CDSCs in the amount of $6,732 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2009, the Fund's expenses were reduced by $49 under such arrangements.


38    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

6. Merger Information

On September 11, 2008, beneficial owners of Pioneer Municipal and Equity Income Trust approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on October 21, 2008 ("Closing Date"), by exchanging all of Pioneer Municipal and Equity Income Trust's net assets in Class A for Pioneer Tax Free Income Fund's shares, based on Pioneer Tax Free Income Fund's Class A shares ending net asset value. The following charts show the details of the reorganization as of that Closing Date:



--------------------------------------------------------------------------------------------------
                        Pioneer Tax Free         Pioneer Municipal and      Pioneer Tax Free
                        Income Fund              Equity Income Trust        Income Fund
                        (Pre-Reorganization)     (Pre-Reorganization)       (Post-Reorganization)
--------------------------------------------------------------------------------------------------
Net Assets:
Class A                      $224,179,991              $297,700,392              $521,880,383
Class B                      $  9,998,861              $         --              $  9,998,861
Class C                      $  9,248,801              $         --              $  9,248,801
Class Y                      $ 97,880,001              $         --              $ 97,880,001
--------------------------------------------------------------------------------------------------
  Total Net Assets           $341,307,654              $297,700,392              $639,008,046
==================================================================================================
Shares Outstanding:
Class A                        24,985,901                28,706,981                58,063,722
Class B                         1,120,190                        --                 1,120,190
Class C                         1,043,656                        --                 1,043,656
Class Y                        10,932,837                        --                10,932,837
Shares Issued in
 Reorganization:
Class A                                                                            33,077,821
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                              Unrealized          Accumulated
                                              Depreciation On     Loss On
                                              Closing Date        Closing Date
--------------------------------------------------------------------------------
Pioneer Municipal and Equity Income Trust     $(30,758,834)       $61,006,368
================================================================================

7. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    39

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive  Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


40    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

                           This page for your notes.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    41

                           This page for your notes.

42    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

                           This page for your notes.

                Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09    43

                           This page for your notes.

44    Pioneer Tax Free Income Fund | Semiannual Report | 6/30/09

How To Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: www.pioneerinvestments.com





This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 28, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.